Post Balance Sheet Events (Tables)	12 Months Ended
Dec. 31, 2023
Post Balance Sheet Events
Schedule of share consolidation
Schedule of share consolidation
	Audit Committee	Remuneration Committee	Nominations Committee
Stephen Parker	X		X*
Sijmen de Vries		X*	X
Ann Merchant	X	X
Simon Turton	X*	X	X
*Chair of Committee